Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

Note 4. Investments

We have cash investment policies that limit investments to investment grade rated securities. At December 31, 2011 and 2010, all of our investments were classified as available-for-sale and carried at fair value. Our investments in corporate debt are guaranteed by the FDIC or foreign governments. At December 31, 2011, our short-term investments had maturity dates of less than twenty-four months.

The amortized cost and fair value of our investments, with gross unrealized gains and losses, were as follows:

At December 31, 2011

	September 30,	September 30,	September 30,	September 30,
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value
	(in thousands)
Short-term investments:
U.S. government agency debt	$31,290	$2	$(28)	$31,264
Corporate debt	5,023	3	—	5,026
Certificates of deposit	55,635	—	—	55,635

Total short-term investments	$91,948	$5	$(28)	$91,925

At December 31, 2010

	September 30,	September 30,	September 30,	September 30,
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value
	(in thousands)
Short-term investments:
Corporate debt	$21,295	$35	$—	$21,330

Total short-term investments	$21,295	$35	$—	$21,330

Long-term investments:
U.S. government agency debt	$4,007	$—	$(1)	$4,006

Total long-term investments	$4,007	$—	$(1)	$4,006

In the years ended December 31, 2011 and 2010, we did not have any realized gains or losses upon the disposition of our investments.